Investments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investments
7	Investments

(a)	Non-controlling interests (NCI)
Set out below is summarized financial information for each subsidiary that has non-controlling
interests that are material to the group. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Int’l Real Estate		Total
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Summarized Balance Sheet

Current assets	575	270	575	270
Current liabilities	(401)	(209)	(401)	(209)

Current net assets	174	61	174	61

Non-current assets	—	—	—	—
Non-current liabilities	—	—	—	—

Non-current net assets	—	—	—	—

Net assets	174	61	174	61

Accumulated NCI	43	15	43	15

Summarized statement of comprehensive income	Vinci Real Estate		Vinci Infraestrutura		Vinci International Real Estate		Total
	2021 (*)	2020 (*)	2021 (**)	2020 (**)	2021	2020	2021	2020

Revenue	—	21,367	—	23,394	190	237	190	44,998

Profit for the period	—	15,020	—	16,865	—	—	—	31,885

Other comprehensive income	—	—	—		—	—	—	—

Total comprehensive income	—	15,020	—	16,865	—	—	—	31,885

Profit allocated to NCI before dividends	—	3,004	—	3,373	—	—	—	6,377

Disproportionate dividends distributions	—	(2,037)	—	(5,385)	—	—	—	(7,422)

Profit/(loss) allocated to NCI	—	967	—	(2,012)	—	—	—	(1,045)

(*)
The statement of comprehensive income is presented up to August 31, 2020 once Vinci acquired the remaining interest of its investee Vinci Real Estate Investimentos Ltda. from the minority at this date, as informed in note 2.1.

(**)
The statement of comprehensive income is presented up to October 31, 2020 once Vinci acquired the remaining interest of its investee Vinci Infraestrutura Gestora de Recursos Ltda from the minority on November 21, 2020, as informed in note 2.1.